CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Retained earnings (accumulated deficit) [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2020	$ 430,996	$ 1,393,095	$ 124,762	$ (262)	$ (16,247)	$ (465,460)	$ (9,072)		$ (2,910)	$ 1,454,902
BALANCE, SHARES at Dec. 31, 2020	108,010
Exercise of options and RSUs	$ 4,457	(4,044)								413
Exercise of options and RSUs, shares	960
Employee stock-based compensation			25,144							25,144
Other comprehensive income:
Profit						150,012		$ 150,012	4,063	154,075
Foreign currency translation adjustments					(11,224)			(11,224)	(7,771)	(18,995)
Change in employees plan assets and benefit obligations				709				709		709
Unrealized loss on derivatives and marketable securities				(859)				(859)		(859)
Comprehensive income								138,638		138,638
BALANCE at Dec. 31, 2021	$ 435,453	1,389,051	149,906	(412)	(27,471)	(315,448)	(9,072)		(6,618)	1,615,389
BALANCE, SHARES at Dec. 31, 2021	108,970
Proceeds from an investment in a subsidiary									11,645	11,645
Exercise of options and RSUs	$ 4,697	(4,653)								44
Exercise of options and RSUs, shares	1,071
Employee stock-based compensation			24,215							24,215
Other comprehensive income:
Profit						264,569		264,569	1,902	266,471
Foreign currency translation adjustments					(18,026)			(18,026)	(9,569)	(27,595)
Change in employees plan assets and benefit obligations				(938)				(938)		(938)
Unrealized loss on derivatives and marketable securities				(690)				(690)		(690)
Comprehensive income								244,915		244,915
BALANCE at Dec. 31, 2022	$ 440,150	1,384,398	174,121	(2,040)	(45,497)	(50,879)	(9,072)		(2,640)	1,888,541
BALANCE, SHARES at Dec. 31, 2022	110,041
Proceeds from an investment in a subsidiary									1,960	1,960
Exercise of options and RSUs	$ 3,481	(3,481)								0
Exercise of options and RSUs, shares	871
Employee stock-based compensation			28,222							28,222
Other comprehensive income:
Profit						518,494		518,494	1,036	519,530
Foreign currency translation adjustments					(9,945)			(9,945)	(5,816)	(15,761)
Change in employees plan assets and benefit obligations				(222)				(222)		(222)
Unrealized loss on derivatives and marketable securities				4,769				4,769		4,769
Comprehensive income								$ 513,096		513,096
BALANCE at Dec. 31, 2023	$ 443,631	$ 1,380,917	$ 202,343	$ 2,507	$ (55,442)	$ 467,615	$ (9,072)		$ (5,460)	$ 2,427,039
BALANCE, SHARES at Dec. 31, 2023	110,912
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2023 at Dec. 31, 2023	110,825